Equity-Accounted Investees - FSE (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of equity-accounted investees [line items]
Investment - current year	$ 0.0	$ (113.6)
Investment in joint ventures	538.6	72.5
Far Southeast Gold Resources Incorporated (“FSE”)
Disclosure of equity-accounted investees [line items]
Unlisted shares at cost	230.0	230.0
Equity contribution	99.1	97.8
Impairment – prior years	(230.0)	(116.4)
Share of accumulated losses brought forward	(97.8)	(96.8)
Share of loss after taxation	(1.3)	(1.0)
Investment in joint ventures	$ 0.0	$ 0.0